  Voya Ultra Short Income ETF

   Schedule of Investments

  June 30, 2026 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 47.1%	Principal Amount	Value
720 East CLO Ltd.
Series 2023-IA, Class A1R, 5.03%, 04/15/2038	500,000	$501,290
AGL Core CLO Ltd.
Series 2025-38A, Class A1, 4.90%, 01/22/2038	500,000	500,521
American Express Credit Account Master Trust
Series 2023-2, Class A, 4.56%, 05/15/2030	450,000	453,903
AmeriCredit Automobile Receivables Trust
Series 2025-1, Class A2A, 4.23%, 03/19/2029	1,522,989	1,522,484
Arbor Realty Commercial Real Estate Notes LLC
Series 2025-FL1, Class A, 4.98%, 01/20/2043	320,000	320,740
AREIT
Series 2025-CRE11, Class A, 5.16%, 07/25/2043	500,000	502,467
ARES1
Series 2024-IND2, Class A, 5.05%, 10/15/2034	450,000	451,860
Aspire Mortgage Trust(a)
Series 2026-1, 4.91%, 01/25/2066(a)	279,792	276,885
Bain Capital Credit CLO Ltd.
Series 2017-2A, Class A1R3, 5.06%, 07/25/2037	415,000	415,476
Series 2020-5A, Class ARR, 4.82%, 04/20/2034	250,000	250,085
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.72%, 02/15/2050	500,000	496,097
Series 2022-C16, Class A5, 4.73%, 06/15/2055(a)	500,000	486,716
BDS LLC
Series 2025-FL16, Class A, 5.02%, 06/19/2043	500,000	501,648
Benefit Street Partners CLO XV Ltd.
Series 2018-15A, Class A1R, 5.06%, 07/15/2037	492,500	492,974
Benefit Street Partners CLO XXIX Ltd.
Series 2022-29A, Class AR, 4.85%, 01/25/2038	500,000	499,946
BlueMountain CLO XXVIII Ltd.
Series 2021-28A, Class A1R, 5.07%, 03/31/2038	500,000	500,618
BOCA Commercial Mortgage Trust
Series 2025-BOCA, Class A, 5.21%, 12/15/2042	750,000	752,550
BRAVO Residential Funding Trust
Series 2025-NQM4, Class A1, 5.60%, 02/25/2065	657,816	659,559
BSPRT Issuer LLC
Series 2025-FL12, Class A, 5.01%, 01/17/2043	500,000	501,415
BX Commercial Mortgage Trust
Series 2026-CSMO, 5.28%, 02/15/2043	600,000	605,063
Series 2026-XL6, 5.06%, 03/15/2043	452,096	453,738
BX Trust
Series 2025-ARIA, Class C, 5.71%, 12/13/2042(a)	500,000	499,628
Series 2025-DELC, Class A, 5.15%, 12/15/2042	500,000	502,135
Series 2026-CART, 4.97%, 02/15/2036	600,000	600,097
Series 2026-ORBT, Class B, 5.23%, 07/15/2043	750,000	750,938
Series 2026-RISE, Class A, 4.91%, 04/15/2041	750,000	751,947
Carlyle US CLO Ltd.
Series 2017-3A, Class A1R2, 5.06%, 10/21/2037	500,000	501,397
Series 2020-2A, Class A1R2, 4.74%, 01/25/2035	500,000	500,453

Series 2021-9A, Class AR, 4.78%, 10/20/2034	250,000	$250,141
CarMax Auto Owner Trust
Series 2026-1, 4.19%, 03/17/2031	950,000	943,951
Chase Home Lending Mortgage Trust(a)
Series 2024-7, Class A4, 5.99%, 06/25/2055(a)	525,912	526,691
Series 2026GY1, 5.10%, 02/25/2057(a)	200,000	196,156
Chase Issuance Trust
Series 2023-A2, Class A, 4.67%, 09/15/2030	950,000	965,027
CIFC Funding 2021-VII Ltd.
Series 2021-7A, Class AR, 4.76%, 01/23/2035	490,000	490,031
CIFC Funding 2022-IV Ltd.
Series 2022-4A, Class AR, 4.77%, 07/16/2035	250,000	250,183
Citigroup Commercial Mortgage Trust(a)
Series 2017-P8, Class AS, 3.97%, 09/15/2050(a)	500,000	477,047
Series 2020-GC46, 3.24%, 02/15/2053(a)	325,000	292,712
COMM 2018-COR3 Mortgage Trust
Series 2018-COR3, Class A3, 4.35%, 05/10/2051	250,000	245,309
Connecticut Avenue Securities Trust
Series 2022-R03, Class 1M2, 7.00%, 03/25/2042	1,000,000	1,017,629
Series 2023-R07, Class 2B1, 7.65%, 09/25/2043	900,000	956,467
Corporate One Auto Receivables Trust
Series 2026-1, 4.28%, 03/15/2030	600,000	597,329
EFMT(a)
Series 2025-RM4, Class A1, 4.98%, 11/25/2055(a)	500,000	476,785
Elevation CLO Ltd.
Series 2021-13A, Class A1R, 4.73%, 07/15/2034	500,000	500,189
Elmwood CLO Ltd.
Series 2022-6A, Class AR2, 4.92%, 10/17/2038	500,000	500,187
Exeter Automobile Receivables Trust
Series 2024-1A, Class C, 5.29%, 05/15/2030	202,735	203,591
Series 2026-1, 4.13%, 03/15/2030	900,000	896,775
FS Commercial Mortgage Trust
Series 2026-PALM, Class A, 5.00%, 07/15/2041	700,000	700,000
FS Trust
Series 2026-HULA, 5.06%, 03/15/2041	500,000	501,817
Series 2026-ORL, Class B4, 5.16%, 02/15/2041	500,000	501,409
GS Mortgage-Backed Securities Trust(a)
Series 2026-PJ7, 5.09%, 10/25/2056(a)	495,818	487,275
Series 2026-PJ8, 5.10%, 11/25/2056(a)	500,000	489,766
GSJP Trust
Series 2025-BEDS, Class A, 5.14%, 12/15/2042	500,000	498,232
Harley-Davidson Motorcycle Trust
Series 2025-A, 4.57%, 04/15/2030	550,000	551,946
JP Morgan Mortgage Trust(a)
Series 2026-1, 5.52%, 07/25/2056(a)	182,674	182,069
JPMorgan Mortgage Trust(a)
Series 2024-11, Class A6, 6.00%, 04/25/2055(a)	371,113	371,276
KKR CLO Ltd.
Series 40A, Class AR, 4.97%, 10/20/2034	500,000	500,354
KSL Commercial Mortgage Trust
Series 2025-MH, Class A, 5.20%, 12/15/2042	750,000	753,005
Series 2026-HT3, 5.09%, 06/15/2043	750,000	752,130
LCM Ltd.
Series 36A, Class A1R, 4.74%, 01/15/2034	600,000	600,244

Series 38A, Class AR2, 4.94%, 11/04/2038	600,000	$600,153
LMNT CRE LLC
Series 2025-FL3, Class A, 5.18%, 07/21/2043	750,000	751,590
LQR Trust
Series 2025-CALI, Class A, 5.22%, 01/15/2043	750,000	750,280
LSTR Trust
Series 2026-HTL6, 5.12%, 12/15/2040	750,000	750,195
Magnetite LI Ltd.
Series 2025-51A, Class A1, 4.86%, 10/25/2038	600,000	600,586
Magnetite XXII Ltd.
Series 2019-22A, Class ARR, 4.92%, 07/15/2036	600,000	600,314
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, 5.28%, 05/15/2041	500,000	494,025
MF1 LLC
Series 2025-FL17, Class A, 4.95%, 02/18/2040	680,000	681,075
MF1 Ltd.
Series 2021-FL7, Class A, 4.83%, 10/16/2036	304,848	305,038
Morgan Stanley Residential Mortgage Loan Trust(a)
Series 2024-3, Class A7, 5.97%, 07/25/2054(a)	348,194	350,005
Navient Education Loan Trust
Series 2026-A, Class A, 4.88%, 09/15/2056	787,880	785,224
Navient Private Education Refi Loan Trust
Series 2021-G, 1.92%, 04/15/2070	1,404,979	1,261,957
Nelnet Student Loan Trust
Series 2025-DA, Class A1A, 4.75%, 08/20/2054	657,877	647,818
Neuberger Berman Loan Advisers CLO Ltd.
Series 2022-47A, Class AR, 4.76%, 04/16/2035	600,000	600,382
NYC Trust(a)
Series 2025-77C, Class B, 5.19%, 01/10/2036(a)	500,000	495,954
Ocean Trails CLO XI
Series 2021-11A, Class AR, 4.70%, 07/20/2034	425,000	425,148
OCP CLO Ltd.
Series 2021-21A, Class AR, 4.86%, 01/20/2038	500,000	499,902
Octagon Investment Partners Ltd.
Series 2019-1A, Class A1RR, 4.71%, 01/20/2035	375,000	375,246
Series 2020-3A, Class A1R2, 5.02%, 01/15/2038	500,000	501,200
ONNI Commercial Mortgage Trust(a)
Series 2024-APT, 5.71%, 07/15/2039(a)	750,000	756,312
OZLM XV Ltd.
Series 2016-15A, Class A1R3, 4.72%, 04/20/2033	131,824	131,926
PCY Trust(a)
Series 2026-FCMT, Class A, 5.30%, 04/05/2041(a)	750,000	754,208
PFP Ltd.
Series 2026-14, 4.97%, 12/18/2043	750,000	750,469
PMT Loan Trust(a)
Series 2025-INV12, Class A29, 5.54%, 12/25/2056(a)	465,015	462,022
Series 2025-J2, 5.52%, 08/25/2056(a)	632,222	630,128
Provident Funding Mortgage Trust(a)
Series 2021-J1, Class A10, 3.20%, 10/25/2051(a)	100,000	62,423
RATE Mortgage Trust(a)
Series 2026-J2, 5.54%, 07/25/2056(a)	500,000	496,797
RKTL
Series 2026-2, 4.86%, 05/25/2035	650,000	649,753
Santander Drive Auto Receivables Trust

Series 2022-7, Class C, 6.39%, 03/17/2031	387,141	$391,787
Series 2024-2, Class C, 5.48%, 06/17/2030	800,000	810,119
Series 2026-1, 4.16%, 07/15/2030	250,000	247,863
Sequoia Mortgage Trust(a)
Series 2025-13, Class A19, 5.55%, 01/25/2056(a)	451,217	447,555
Series 2026-8, 5.36%, 06/26/2056	500,000	495,549
Series 2026-8, 5.11%, 06/26/2056(a)	500,000	488,984
Series 2026-INV1, 4.93%, 01/25/2056(a)	400,000	365,295
SMB Private Education Loan Trust
Series 2022-A, Class APT, 3.23%, 11/16/2054	426,545	396,817
Series 2024-C, Class A1A, 5.43%, 06/17/2052	393,407	397,408
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class A3, 4.32%, 04/20/2029	1,200,000	1,193,205
SWCH Commercial Mortgage Trust
Series 2025-DATA, 5.09%, 02/15/2042	300,000	298,522
Tesla Electric Vehicle Trust
Series 2023-1, 5.15%, 06/20/2028	1,261,094	1,266,529
Textainer Marine Containers VII Ltd.
Series 2021-2A, Class A, 2.60%, 04/20/2046	1,026,667	967,578
Toyota Auto Receivables Owner Trust
Series 2024-C, 4.71%, 03/15/2029	758,267	761,476
WCORE Commercial Mortgage Trust
Series 2024-CORE, Class A, 5.10%, 11/15/2041	465,000	466,385
Westlake Automobile Receivables Trust
Series 2024-1A, Class B, 5.50%, 11/15/2027	40,492	40,519
Series 2026-1, 4.15%, 07/16/2029	950,000	946,338
Whetstone Park CLO Ltd.
Series 2021-1A, Class A2R, 4.97%, 01/20/2035	500,000	500,779
Wind River CLO Ltd.
Series 2024-1, 4.97%, 04/20/2037	500,000	500,943
Wise CLO Ltd.
Series 2024-2A, Class A, 5.12%, 07/15/2037	375,000	375,659

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $59,582,406)		59,457,793

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.7%	Par	Value
Federal Home Loan Mortgage Corp. REMICs
Series 5472, Class FE, 4.93%, 11/25/2054	584,588	590,065
Series 5507, Class FG, 4.97%, 02/25/2055	397,950	402,887
Series 5508, Class FG, 4.98%, 02/25/2055	2,173,319	2,194,843
Series 5549, Class AF, 5.07%, 06/25/2055	723,913	732,248
Series 5584, Class AF, 4.82%, 10/25/2055	1,997,359	2,001,963
Series 5609, Class FE, 4.68%, 12/25/2055	425,111	425,050
Federal National Mortgage Association REMICs
Series 2024-67, Class FA, 4.77%, 09/25/2054	1,035,938	1,040,984
Series 2025-7, Class FD, 4.62%, 09/25/2054	2,187,582	2,190,560
Freddie Mac STACR REMIC Trust 2023-HQA3
Series 2023-HQA3, Class M1, 5.45%, 11/25/2043	376,209	378,038
Government National Mortgage Association
Series 2024-64, Class UF, 4.82%, 04/20/2054	2,373,932	2,390,907
Series 2025-51, Class FB, 4.75%, 03/20/2055	1,953,783	1,958,986
Series 2025-89, Class FB, 4.98%, 05/20/2055	141,807	143,959

Series 2025-89, Class FG, 4.94%, 05/20/2055	284,224	$288,024

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,722,907)		14,738,514

CORPORATE BONDS - 34.1%	Coupon	Maturity Date	Principal Amount	Value
Advertising & Marketing - 0.3%
Omnicom Group, Inc.	4.71%	03/02/2029	288,000	284,333
Outfront Media Capital LLC / Outfront Media Capital Corp.	5.35%	01/15/2029	140,000	136,398
				420,731

Aerospace & Defense - 0.1%
TransDigm, Inc.	5.70%	03/01/2029	130,000	132,144

Airlines - 0.3%
American Airlines Group, Inc.(b)	4.80%	09/22/2027	165,231	162,891
American Airlines Group, Inc.(b)	4.76%	06/15/2028	133,756	129,900
American Airlines, Inc.(b)	5.65%	04/20/2029	135,000	135,348
				428,139

Auto Parts Manufacturing - 0.2%
Adient Global Holdings Ltd.	6.00%	04/15/2028	100,000	101,674
Tenneco, Inc.	7.68%	11/17/2028	135,000	135,921
				237,595

Automobiles Manufacturing - 0.1%
Hyundai Capital America(c)	4.84%	04/06/2029	65,000	64,846

Banks - 3.8%
Banco Bilbao Vizcaya Argentaria SA(a)	5.23%	09/14/2028	400,000	407,447
Banco Bilbao Vizcaya Argentaria SA(c)	4.72%	03/03/2029	400,000	394,377
Danske Bank A/S(a)	4.36%	04/01/2028	500,000	499,493
ING Groep NV(a)	5.84%	09/11/2027	200,000	200,563
Lloyds Banking Group PLC(a)	4.15%	11/07/2028	250,000	246,804
Manufacturers & Traders Trust Co.(a)	4.67%	07/06/2028	200,000	200,350
Manufacturers & Traders Trust Co.(a)	4.73%	04/18/2030	685,000	680,681
PNC Financial Services Group, Inc.(a)	4.40%	01/26/2029	33,000	32,741
PNC Financial Services Group, Inc.(a)	4.69%	10/26/2029	350,000	349,284
Regions Bank(a)	4.74%	07/27/2029	200,000	200,091
Santander Holdings USA, Inc.(a)	5.43%	03/09/2029	39,000	40,027
Wells Fargo & Co.(a)	3.95%	03/24/2028	189,000	187,655
Wells Fargo & Co.(a)	4.03%	05/22/2028	149,000	147,791
Wells Fargo & Co.(a)	4.65%	05/20/2029	290,000	289,401
Wells Fargo & Co.(a)	5.15%	10/23/2029	200,000	206,968
Wells Fargo Bank NA	4.43%	08/07/2026	500,000	500,528
Westpac New Zealand Ltd.(c)	4.29%	02/26/2027	200,000	201,083
				4,785,284

Biotechnology - 0.4%
Royalty Pharma PLC	4.49%	09/02/2027	152,000	147,282

Royalty Pharma PLC	4.75%	09/02/2030	393,000	$355,499
				502,781

Cable & Satellite - 0.2%
CCO Holdings LLC / CCO Holdings Capital Corp.	5.80%	02/01/2028	135,000	133,379
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.94%	08/15/2027	21,000	20,986
Sirius XM Radio LLC	5.33%	07/15/2028	140,000	136,434
				290,799

Casinos & Gaming - 0.2%
Light & Wonder International, Inc.	6.62%	11/15/2029	100,000	101,868
MGM Resorts International	5.06%	10/15/2028	135,000	134,118
				235,986

Chemicals - 0.5%
Celanese US Holdings LLC	5.43%	11/15/2028	135,000	140,701
Chemours Co.	5.62%	11/15/2028	135,000	135,376
Eastman Chemical Co.	4.69%	12/01/2028	200,000	199,145
Ecolab, Inc.	4.57%	03/24/2030	124,000	124,970
				600,192

Construction Materials Manufacturing - 0.2%
Smyrna Ready Mix Concrete LLC	5.88%	11/01/2028	140,000	140,363
Standard Industries, Inc.	5.20%	01/15/2028	148,000	147,029
				287,392

Consumer Finance - 1.6%
American Express Co.(a)	4.83%	02/16/2028	387,000	388,599
CPI CG, Inc.	8.02%	07/15/2029	450,000	473,632
Fiserv, Inc.	4.80%	03/02/2028	614,000	620,356
Navient Corp.	6.03%	03/15/2027	135,000	134,049
OneMain Finance Corp.	5.38%	09/15/2028	140,000	135,673
PennyMac Financial Services, Inc.	6.09%	02/15/2029	135,000	129,041
Starwood Property Trust, Inc.	5.75%	08/15/2029	135,000	135,486
				2,016,836

Consumer Products - 0.1%
Energizer Holdings, Inc.	5.62%	03/31/2029	145,000	140,475

Consumer Services - 0.1%
Williams Scotsman, Inc.	5.06%	08/15/2028	140,000	138,775

Containers & Packaging - 0.2%
Cascades, Inc. / Cascades USA, Inc.	5.31%	01/15/2028	147,000	147,142
Clydesdale Acquisition Holdings, Inc.	6.65%	04/15/2029	135,000	134,932
				282,074

Design, Manufacturing & Distribution - 0.1%
Imola Merger Corp.	5.40%	05/15/2029	135,000	132,677

Diversified Banks - 6.0%
Banco Santander SA(a)	4.93%	07/15/2028	400,000	403,337
Bank of America Corp.(a)	1.88%	07/22/2027	1,682,000	1,679,365

Bank of America Corp.(a)	4.05%	07/21/2028	64,000	$63,425
Bank of America Corp.(a)	4.12%	12/20/2028	248,000	243,941
Bank of America Corp.(a)	4.37%	04/29/2031	562,000	519,013
Bank of America Corp.(a)	4.53%	04/22/2032	173,000	156,871
Bank Of America Corp.(a)	4.72%	07/22/2028	368,000	369,595
Bank Of America Corp.(a)	4.53%	02/07/2030	200,000	196,329
Bank Of America Corp.(a)	4.64%	04/23/2030	255,000	253,522
Bank of Montreal(a)	4.31%	09/22/2028	79,000	78,590
Bank of Nova Scotia(a)	4.61%	02/02/2030	155,000	153,176
JPMorgan Chase & Co.(a)	2.02%	09/22/2027	1,029,000	1,022,229
JPMorgan Chase & Co.(a)	3.56%	02/24/2028	923,000	913,958
JPMorgan Chase & Co.(a)	5.06%	10/23/2029	200,000	206,181
JPMorgan Chase & Co.(a)	4.62%	12/05/2029	146,000	145,244
JPMorgan Chase & Co.(a)	4.64%	04/23/2030	200,000	198,399
JPMorgan Chase & Co.(a)	4.83%	04/23/2032	140,000	138,509
Mitsubishi UFJ Financial Group, Inc.(a)	4.72%	04/18/2030	275,000	273,789
NatWest Group PLC(a)	5.05%	09/13/2029	200,000	204,409
Royal Bank of Canada(a)	4.62%	04/17/2030	385,000	382,022
				7,601,904

Electrical Equipment Manufacturing - 0.9%
Carrier Global Corp.	4.67%	02/15/2030	828,000	774,882
Fortive Corp.	4.88%	05/15/2031	385,000	382,887
GE Vernova, Inc.	4.61%	02/04/2031	6,000	5,911
				1,163,680

Entertainment Resources - 0.1%
Cinemark USA, Inc.	5.33%	07/15/2028	135,000	134,783

Exploration & Production - 0.5%
Permian Resources Operating LLC	5.86%	07/01/2029	489,000	489,190
SM Energy Co.	6.07%	08/01/2029	135,000	137,543
				626,733

Financial Services - 3.3%
Blackstone Holdings I LP	4.54%	08/05/2028	34,000	32,037
Brookfield Asset Management Ltd.	5.03%	04/15/2031	110,000	109,084
Goldman Sachs Group, Inc.(a)	4.49%	01/21/2029	383,000	379,841
Intercontinental Exchange, Inc.	4.64%	06/15/2030	366,000	332,750
Jefferies Financial Group, Inc.	4.85%	07/21/2028	200,000	203,956
LPL Holdings, Inc.	4.79%	05/20/2027	495,000	498,894
Lseg US Fin Corp.	4.41%	03/28/2027	200,000	200,672
Morgan Stanley(c)	3.60%	07/27/2026	601,000	600,789
Morgan Stanley(a)	3.18%	01/21/2028	327,000	323,517
Morgan Stanley(a)	4.63%	01/09/2030	90,000	88,861
Morgan Stanley(a)	4.88%	01/16/2030	40,000	40,379
Morgan Stanley(a)	4.70%	01/23/2030	200,000	198,260
Morgan Stanley(a)	4.73%	04/10/2030	120,000	119,298
Morgan Stanley(a)	4.94%	03/12/2032	50,000	49,427
Morgan Stanley(a)	5.22%	01/18/2035	311,000	316,252
PRA Group, Inc.	7.11%	02/01/2028	130,000	132,426
Sumitomo Mitsui Trust Bank Ltd.(c)	4.23%	03/10/2027	538,000	532,780
				4,159,223

Food & Beverage - 0.3%
Darling Ingredients, Inc.	5.27%	04/15/2027	135,000	$134,975
McCormick & Co., Inc.	4.58%	02/15/2029	31,000	30,673
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.	5.27%	04/30/2029	140,000	136,747
				302,395

Hardware - 0.2%
CDW LLC / CDW Finance Corp.	5.01%	04/01/2028	200,000	197,473

Health Care Facilities & Services - 1.2%
Acadia Healthcare Co., Inc.	5.72%	07/01/2028	135,000	134,456
CVS Health Corp.	4.76%	08/21/2030	605,000	537,334
HCA Healthcare, Inc.	4.67%	06/15/2029	526,000	518,216
Tenet Healthcare Corp.	5.08%	11/01/2027	300,000	300,157
				1,490,163

Home & Office Products Manufacturing - 0.1%
Newell Brands, Inc.	5.48%	09/15/2027	135,000	136,395

Internet Media - 0.1%
Match Group Holdings II LLC	5.34%	06/01/2028	135,000	133,254

Life Insurance - 0.4%
Corebridge Financial, Inc.	4.49%	04/05/2027	389,000	386,564
Corebridge Global Funding(c)	4.52%	08/20/2027	110,000	110,163
Pacific Life Global Funding II(c)	4.81%	01/11/2032	50,000	44,340
				541,067

Machinery Manufacturing - 0.2%
CNH Industrial NV	4.66%	01/12/2029	200,000	203,960

Medical Equipment & Devices Manufacturing - 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc.	5.38%	04/01/2029	290,000	296,396

Metals & Mining - 0.2%
Cleveland-Cliffs, Inc.	6.55%	11/01/2029	135,000	136,278
Steel Dynamics, Inc.	4.49%	10/15/2027	144,000	138,915
				275,193

Pipeline - 1.4%
Enbridge, Inc.	4.33%	10/04/2026	703,000	698,040
Enterprise Products Operating LLC	4.59%	01/31/2030	148,000	139,318
Kinder Morgan, Inc.	4.29%	11/15/2026	459,000	454,708
MPLX LP	4.77%	08/15/2030	237,000	218,372
ONEOK, Inc.	4.52%	09/24/2027	43,000	42,860
ONEOK, Inc.	4.93%	01/15/2028	251,000	253,575
				1,806,873

Power Generation - 0.5%
NRG Energy, Inc.	5.20%	02/15/2029	145,000	138,581
Vistra Operations Co. LLC(c)	4.74%	12/30/2026	489,000	489,742
				628,323

Property & Casualty Insurance - 0.1%
Alliant Holdings Intermediate LLC / Alliant Holdings C-Issuer	6.25%	04/15/2028	140,000	$141,180

Publishing & Broadcasting - 0.2%
McGraw-Hill Education, Inc.	5.92%	08/01/2028	135,000	134,545
Nexstar Media, Inc.	5.67%	11/01/2028	140,000	137,210
				271,755

Railroad - 0.1%
Canadian Pacific Railway Co.	4.09%	12/02/2026	83,000	82,191

Real Estate - 1.9%
American Homes 4 Rent	5.03%	04/15/2032	113,000	105,090
Crown Castle, Inc.	4.48%	09/01/2027	93,000	92,130
Crown Castle, Inc.	4.58%	02/15/2028	61,000	60,265
Invitation Homes, Inc.	5.02%	08/15/2031	315,000	272,447
Iron Mountain, Inc.	5.17%	07/15/2028	140,000	139,541
Omega Healthcare Investors, Inc.	4.72%	01/15/2028	369,000	369,165
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	5.87%	10/01/2028	347,000	347,039
Realty Income Corp.	4.70%	01/15/2031	546,000	513,955
RHP Hotel Properties LP / RHP Finance Corp.(d)	6.07%	07/15/2028	443,000	452,887
				2,352,519

Refining & Marketing - 0.1%
Sunoco LP	5.91%	05/01/2029	130,000	133,647

Retail - Consumer Discretionary - 1.0%
Advance Auto Parts, Inc.	4.94%	10/01/2027	150,000	144,258
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.72%	04/01/2028	140,000	137,774
ERAC USA Finance LLC	4.70%	10/30/2029	270,000	268,326
ERAC USA Finance LLC	4.75%	04/30/2031	170,000	169,662
O'Reilly Automotive, Inc.	4.44%	09/01/2027	547,000	541,841
				1,261,861

Semiconductors - 0.4%
Broadcom, Inc.	4.18%	09/15/2026	516,000	515,231

Software & Services - 2.3%
Cloud Software Group, Inc.	7.64%	03/31/2029	135,000	131,235
International Business Machines Corp.	4.86%	02/10/2032	100,000	100,700
Oracle Corp.	4.58%	04/01/2027	635,000	626,729
Oracle Corp.	4.73%	11/15/2027	541,000	530,442
Oracle Corp.	5.12%	02/04/2029	340,000	335,351
Oracle Corp.	5.29%	04/01/2030	545,000	502,031
Salesforce, Inc.	4.65%	03/15/2029	233,000	232,997
VMware LLC	4.83%	08/15/2031	486,000	428,505
				2,887,990

Supermarkets & Pharmacies - 0.1%
Albertsons Cos., Inc.	5.47%	03/15/2029	135,000	128,390

Tobacco - 0.0%(e)
Philip Morris International, Inc.	4.50%	04/27/2029	2,000	$1,980

Transportation & Logistics - 0.3%
FedEx Corp.(b)	3.92%	02/20/2034	389,657	337,576

Utilities - 2.3%
Ameren Corp.	4.56%	12/01/2026	662,000	665,114
Duke Energy Corp.	4.44%	08/15/2027	621,000	612,296
National Rural Utilities Cooperative Finance Corp.	4.83%	04/15/2032	241,000	215,899
Public Service Enterprise Group, Inc.	4.83%	06/15/2031	180,000	179,744
SCE Recovery Funding LLC(b)	4.71%	03/15/2036	800,000	783,829
WEC Energy Group, Inc.	4.53%	10/01/2027	369,000	371,774
				2,828,656

Wireless Telecommunications Services - 1.3%
AT&T, Inc.	4.91%	02/01/2032	450,000	392,060
T-Mobile USA, Inc.	4.54%	02/15/2028	135,000	129,784
T-Mobile USA, Inc.	4.64%	04/15/2029	225,000	217,642
Verizon Communications, Inc.	4.89%	03/15/2032	448,000	391,925
Verizon Communications, Inc.	5.23%	02/15/2035	531,000	514,643
				1,646,054

TOTAL CORPORATE BONDS (Cost $43,021,970)				42,983,571

U.S. TREASURY SECURITIES - 7.0%	Principal Amount	Value
United States Treasury Note/Bond
4.15%, 03/31/2028	1,135,000	1,129,813
4.14%, 06/15/2029	1,390,000	1,389,294
4.14%, 06/30/2028	5,826,400	5,825,148
4.19%, 06/30/2031	470,100	468,833
TOTAL U.S. TREASURY SECURITIES (Cost $8,816,991)		8,813,088

SHORT-TERM INVESTMENTS - 0.5%
Commercial Paper - 0.4%	Shares	Value
Waste Management, Inc., 7/7/2026, 3.97%	600,000	599,544

Money Market Funds - 0.1%	Shares	Value
BNY Mellon Cash Reserve Fund, 0.01%(f)	74,318	74,318

TOTAL SHORT-TERM INVESTMENTS (Cost $672,950)		673,862

TOTAL INVESTMENTS - 100.4% (Cost $126,817,224)		$126,666,828
Liabilities in Excess of Other Assets - (0.4)%		(516,059)
TOTAL NET ASSETS - 100.0%		$126,150,769

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.
(b)	Sinkable security.
(c)	At maturity security. Interest is paid in full at the maturity date.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $452,887 or 0.4% of the Fund's net assets.
(e)	Does not round to 0.1% or (0.1)%, as applicable.
(f)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.

Voya Ultra Short Income ETF

Schedule of Futures Contracts

June 30, 2026 (Unaudited)

The Voya Ultra Short Income ETF had the following futures contracts outstanding with Morgan Stanley & Co., LLC as of June 30, 2026:

FUTURES CONTRACTS - 0.0%(a)
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Note	(10)	09/21/2026	(1,098,906)	$(7,052)
U.S. Treasury 2 Year Note	(5)	09/30/2026	(1,030,664)	(331)
U.S. Treasury 5 Year Note	(77)	09/30/2026	(8,242,609)	(31,248)
U.S. Treasury Long Bond	(16)	09/21/2026	(1,816,000)	(35,207)
U.S. Treasury Ultra Long 10 Year Note	(16)	09/21/2026	(1,799,500)	(22,095)
U.S. Treasury Ultra Long Bond	(7)	09/21/2026	(813,094)	(8,953)
				(104,886)

Net Unrealized Appreciation (Depreciation)				(104,886)

(a)	Does not round to 0.1% or (0.1)%, as applicable.